Schedule of Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Loans receivable, gross	$ 50,763	$ 50,449
Less: Deferred loan fees	(1,143)	(1,092)
Less: Deposits	(934)	(1,337)
Plus: Deferred origination costs	305	353
Less: Allowance for loan losses	(2,048)	(1,968)
Loans receivable, net	$ 46,943	$ 46,405